UNDISCOVERED MANAGERS FUNDS

270 Park Avenue

New York, New York 10017

August 24, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	Undiscovered Managers Funds (the “Trust”) on behalf of the
Undiscovered Managers Behavioral Value Fund (the “Fund”)
File Nos. 333-37711 and 811-084437

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectuses for the Fund dated December 29, 2016 and February 28, 2017 both as supplemented. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated August 21, 2017 for the Fund.

If you have any questions, please call the undersigned at (212) 270-6803.

Very truly yours,

/s/ Zachary Vonnegut-Gabovitch

Zachary Vonnegut-Gabovitch

Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase